Borrowings, Facilities (Details) $ in Thousands, € in Millions	18 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)
Borrowing facilities [Abstract]
Borrowings	$ 4,845,880		$ 1,561,536
Bottom of Range [Member]
Borrowing facilities [Abstract]
Aggregate net leverage covenant percentage	35.00%
LIBOR [Member]
Borrowing facilities [Abstract]
Borrowing interest rate floor	1.00%	1.00%
Bank Loan Secured [Member]
Borrowing facilities [Abstract]
Borrowings	$ 4,996,913		1,595,188	$ 1,787,250
Senior Secured Term Loan B-2 by MA FinanceCO LLC [Member]
Borrowing facilities [Abstract]
Borrowings	$ 1,503,824		1,515,188	0
Senior Secured Term Loan B-2 by MA FinanceCO LLC [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate	2.25%	2.25%
Borrowing interest rate floor	0.00%	0.00%
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member]
Borrowing facilities [Abstract]
Borrowings	$ 2,580,500		0	0
Borrowings, maturity	P7Y
Original discount rate on debt issuance	0.25%	0.25%
Senior Secured Term Loan B by Seattle SpinCo. Inc [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate	2.50%	2.50%
Borrowing interest rate floor	0.00%	0.00%
Senior Secured Term Loan B-3 by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings	$ 382,112		0	0
Borrowings, maturity	P7Y
Original discount rate on debt issuance	0.25%	0.25%
Senior Secured Term Loan B-3 by MA FinanceCo LLC [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate	2.50%	2.50%
Borrowing interest rate floor	0.00%	0.00%
Senior Secured Term Loan B by MA FinanceCo LLC [Member]
Borrowing facilities [Abstract]
Borrowings	$ 530,500	€ 466.5
Borrowings, maturity	P7Y
Original discount rate on debt issuance	0.25%	0.25%
Senior Secured Term Loan B by MA FinanceCo LLC [Member] | EURIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate	2.75%	2.75%
Borrowing interest rate floor	0.00%	0.00%
Revolving Credit Facility [Member]
Borrowing facilities [Abstract]
Borrowings	$ 0		$ 80,000	$ 225,000
Undrawn amount on borrowing facilities	$ 500,000
Interest rate on undrawn borrowings amount	0.375%	0.375%
Revolving Credit Facility [Member] | LIBOR [Member]
Borrowing facilities [Abstract]
Borrowings, interest rate	3.25%	3.25%
Borrowing interest rate floor	0.00%	0.00%
Term Loans [Member]
Borrowing facilities [Abstract]
Borrowings	$ 4,996,900